CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021
Current Assets
Cash	$ 1,642			$ 865				$ 1,469
Trade Receivables, Net	87,517			$ 104,939				98,699	$ 111,300
Related Party Receivable								$ 245
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]				Related Party [Member]				Related Party [Member]
Inventory, Net	107,893			$ 146,763				$ 249,439
Other Current Assets	5,634			8,299				9,128
Total Current Assets	202,686			260,866				358,980
Property and Equipment, Net	13,502			13,421				3,284
Operating Lease Right-of-Use Assets	2,204			4,855				8,360
Goodwill	89,116	$ 89,116		89,116				79,903
Intangibles, Net	14,356			17,356				18,764
Other Long-Term Assets	275			1,017				3,748
Deferred Tax Asset, Net	1,882			2,899
Total Assets	324,021			389,530				473,039
Current Liabilities
Accounts Payable	132,521			151,622				198,187
Accrued Expenses	7,337			9,340				11,573
Current Portion of Finance Lease Obligations	2,782			2,449
Current Portion of Operating Lease Obligations	2,294			3,902				4,453
Revolving Credit Facility, Net				133,281				135,968
Income Taxes Payable								418
Contingent Liability	511			150
Promissory Notes				495
Total Current Liabilities	145,445			301,239				350,599
Revolving Credit Facility, Net	77,336
Shareholder Loan (subordinated), Non-Current	10,000
Warrant Liability	165			206
Deferred Income Tax Liabilities, Net								5,271
Finance Lease Obligation, Non- Current	5,779			7,029				3,377
Operating Lease Obligations, Non-Current	171			1,522				4,864
Total Liabilities	238,896			309,996				364,111
Commitments and Contingencies (Note 12)
Stockholders' Equity
Preferred Stock: Par Value $0.0001 per share, Authorized 1,000,000 shares, Issued and Outstanding 0 shares as of March 31, 2024 and June 30, 2023
Common Stock: Par Value $0.0001 per share, Authorized 550,000,000 shares at March 31, 2024, and at June 30, 2023; Issued and Outstanding 50,937,370 Shares at March 31, 2024, and 49,167,170 at June 30, 2023	5			5				5
Paid In Capital	48,058			44,542				39,995
Treasury Stock								(2,674)
Accumulated Other Comprehensive Loss	(77)			(77)				(66)
Retained Earnings	37,139			35,064				71,668
Total Stockholders' Equity	85,125	$ 88,502	$ 78,732	79,534	$ 83,959	$ 92,496	$ 101,419	108,928		$ 80,302
Total Liabilities and Stockholders' Equity	$ 324,021			$ 389,530				$ 473,039